Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.0% of Net Assets

Non-Convertible Bonds — 90.1%
	ABS Car Loan — 4.7%
$100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$97,212
60,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	60,572
330,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	330,235
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	105,720
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	207,106
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	566,265
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	197,130
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	104,604
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	467,810
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	93,824
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	93,030
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	40,530
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	66,866
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030(a)	256,765
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	100,741
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027(a)	646,669
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	267,573
52,379	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025(a)	52,087
122,232	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	119,199
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	466,970
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	102,507
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	75,440
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	70,925
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	292,013
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	275,984
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	154,455
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	160,267
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	188,770
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	277,535
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	$40,392
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	92,112
142,387	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	141,180
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027(a)	265,988
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	162,707
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	80,855
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,235
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	100,587
45,137	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	44,781
247,972	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	243,505
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	532,010
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	245,147
43,717	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	43,467
70,687	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	69,750
15,808	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	15,641
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	122,624
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,176
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	140,447
45,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	43,352
84,342	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026(a)	83,476
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	187,531
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	277,560
391,943	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	383,018
		9,409,345
	ABS Credit Card — 0.2%
100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	100,825
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	182,614
		283,439
	ABS Home Equity — 4.6%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	234,163
223,338	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(b)	221,050
474,439	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	410,302
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	82,587

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	$129,827
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	83,649
280,000	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	268,616
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	209,020
178,251	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.037%, 9/27/2060(a)(b)	172,132
471,583	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060(a)(b)	457,236
180,954	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.320%, 4/25/2042(a)(b)	183,294
115,541	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.420%, 4/25/2043(a)(b)	117,652
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	184,208
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	94,272
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	341,073
117,458	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	110,742
85,108	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,090
398,997	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	357,941
206,709	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	184,792
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	430,959
200,340	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	194,148
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.118%, 7/25/2035(b)(c)	3,323
259,197	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	233,589
129,319	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	100,314
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	215,744
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	91,655
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	91,487
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	91,211
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	91,098
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	108,711
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	135,533
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	90,270
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	140,574
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	$83,196
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	86,699
93,942	PRPM LLC, Series 2021-2, Class A1, 5.115%, 3/25/2026(a)(b)	93,030
85,715	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	83,593
300,331	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	293,664
470,759	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	472,200
175,000	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	166,453
115,184	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	114,591
137,557	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	134,980
177,126	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 3.240%, 6/25/2024(a)(b)	175,253
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	116,554
210,487	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	196,723
48,129	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	47,786
234,709	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	228,794
235,130	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	194,921
61,101	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	59,582
173,796	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	168,657
154,005	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	150,480
100,032	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	97,868
225,937	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	221,563
		9,116,849
	ABS Other — 3.8%
197,013	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	178,628
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	182,700
84,511	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	84,942
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	104,946
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	82,498
100,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	100,495
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	401,417
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	181,060
85,035	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	79,558
140,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	139,782

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$146,249	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	$148,837
20,907	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	20,791
199,082	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	194,856
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,160,371
146,475	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048(a)	145,014
100,000	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	100,296
97,000	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	93,121
289,805	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	257,557
60,400	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	59,751
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	101,030
125,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	125,613
29,658	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	26,692
99,099	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	99,356
33,771	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	31,266
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033(a)	142,981
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	202,045
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	294,905
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	93,833
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	116,530
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	202,041
48,950	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	45,158
29,391	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036(a)	29,043
20,036	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036(a)	19,704
21,196	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	20,048
115,309	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	116,660
451,314	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	395,350
331,006	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	325,707
322,000	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	288,462
217,137	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	188,511
135,976	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	120,166
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$469,541	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	$491,784
300,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	299,877
		7,493,382
	ABS Student Loan — 0.8%
62,594	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	55,833
100,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	102,125
25,467	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	23,506
147,587	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	129,410
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	100,866
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	65,781
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	126,233
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	126,382
82,171	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	79,718
334,730	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	314,019
126,733	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 6.170%, 1/15/2053(a)(b)	125,514
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	172,212
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	100,654
125,000	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	125,154
		1,647,407
	ABS Whole Business — 0.4%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	367,003
160,128	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	154,352
97,250	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	82,614
75,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	75,424
189,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	184,861
		864,254
	Aerospace & Defense — 1.9%
615,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	617,934
285,000	Boeing Co., 3.625%, 2/01/2031	250,827
290,000	Boeing Co., 5.705%, 5/01/2040	277,571
450,000	Boeing Co., 5.805%, 5/01/2050	425,758
390,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	408,389
180,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	180,002
70,000	RTX Corp., 2.375%, 3/15/2032	57,667
560,000	RTX Corp., 5.150%, 2/27/2033	561,065
50,000	Textron, Inc., 2.450%, 3/15/2031	42,094
1,125,000	Textron, Inc., 3.000%, 6/01/2030	992,566
		3,813,873

Principal Amount (‡)	Description	Value (†)

	Airlines — 0.4%
$32,879	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	$31,623
342,665	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	336,987
170,139	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	162,690
305,475	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	304,895
		836,195
	Apartment REITs — 0.0%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	69,039
	Automotive — 0.6%
280,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	283,676
45,000	General Motors Co., 5.600%, 10/15/2032	45,541
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	81,595
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	845,745
		1,256,557
	Banking — 9.3%
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,167,047
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	331,525
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	288,819
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	488,698
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	301,483
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	44,292
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	192,873
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	520,284
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	454,983
200,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	206,280
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,067,657
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041(a)	780,810
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	986,498
285,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	304,477
640,000	Credit Agricole SA, 2.811%, 1/11/2041(a)	433,004
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	232,795
710,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	721,662
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	218,892
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	336,894
200,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	209,081
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	$42,762
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,077,474
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	207,649
265,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	286,438
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	194,826
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	44,061
61,000	Morgan Stanley, 3.950%, 4/23/2027	58,896
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	150,305
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	310,284
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	422,436
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	330,993
820,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	648,525
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	963,255
200,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	201,191
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	1,427,828
255,000	Synchrony Bank, 5.400%, 8/22/2025	252,700
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	303,337
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	336,695
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	526,815
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	507,089
		18,581,613
	Brokerage — 0.4%
110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	111,978
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	758,603
		870,581
	Building Materials — 1.2%
1,045,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	925,880
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	299,597
211,000	Masco Corp., 6.500%, 8/15/2032	225,154
778,000	Owens Corning, 7.000%, 12/01/2036	875,295
		2,325,926
	Cable Satellite — 2.2%
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	250,740
1,285,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,052,893
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	550,420
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	17,800

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$953,237
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	194,967
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	127,851
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	271,877
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	143,010
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	406,251
125,000	DISH DBS Corp., 5.125%, 6/01/2029	52,136
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	133,860
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	182,123
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	120,704
		4,457,869
	Chemicals — 0.7%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	171,975
200,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	154,305
110,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	114,064
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	62,245
175,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	184,068
645,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	687,716
		1,374,373
	Collateralized Mortgage Obligations — 0.1%
114,105	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035	116,025
	Construction Machinery — 1.0%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	195,531
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	199,797
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	202,234
970,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	963,683
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	475,590
		2,036,835
	Consumer Cyclical Services — 1.1%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	287,980
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,120,721
485,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	460,177
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	384,003
		2,252,881
	Diversified Manufacturing — 0.8%
75,000	Amphenol Corp., 2.200%, 9/15/2031	62,073
85,000	Carrier Global Corp., 5.900%, 3/15/2034	89,335
555,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	569,340
85,000	Nordson Corp., 5.800%, 9/15/2033	88,727
705,000	Veralto Corp., 5.450%, 9/18/2033(a)	713,721
		1,523,196
	Electric — 0.4%
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	121,560
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	158,036
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	42,774
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	100,287
390,000	Southern Co., 5.700%, 3/15/2034	402,224
		824,881
Principal Amount (‡)	Description	Value (†)

	Finance Companies — 4.4%
$550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$471,711
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	126,354
225,000	Air Lease Corp., 3.125%, 12/01/2030	197,488
191,000	Air Lease Corp., 4.625%, 10/01/2028	185,832
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	110,491
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	125,049
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	428,425
395,000	Ares Capital Corp., 2.875%, 6/15/2028	352,049
565,000	Ares Capital Corp., 3.200%, 11/15/2031	471,221
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	326,684
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	173,827
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	573,420
230,000	Barings BDC, Inc., 3.300%, 11/23/2026	210,269
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	1,001,130
20,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	18,267
575,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	508,301
490,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	475,285
110,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	97,668
425,000	GATX Corp., 5.450%, 9/15/2033	422,709
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	346,471
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	296,850
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	866,843
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	732,734
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	300,846
		8,819,924
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	16,452
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	13,334
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	7,148
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	6,300
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	7,142
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	6,994
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	5,776
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	5,250
		68,396
	Food & Beverage — 0.3%
185,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	163,808
225,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	194,541
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	254,256
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,507
		617,112
	Gaming — 0.7%
225,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	197,038
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	159,947
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	52,698
45,000	VICI Properties LP, 5.125%, 5/15/2032	43,042
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	73,629

Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	$350,936
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	286,138
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	260,936
		1,424,364
	Government Owned - No Guarantee — 0.9%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	871,426
780,000	Pertamina Persero PT, 6.450%, 5/30/2044(a)	826,802
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	15,160
		1,713,388
	Health Insurance — 0.8%
20,000	Centene Corp., 2.450%, 7/15/2028	17,734
520,000	Centene Corp., 2.500%, 3/01/2031	427,712
120,000	Centene Corp., 2.625%, 8/01/2031	98,505
260,000	Centene Corp., 3.000%, 10/15/2030	222,923
220,000	Centene Corp., 3.375%, 2/15/2030	194,685
650,000	Centene Corp., 4.625%, 12/15/2029	617,097
		1,578,656
	Healthcare — 0.9%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	201,752
105,000	CVS Health Corp., 5.250%, 1/30/2031	105,784
55,000	HCA, Inc., 2.375%, 7/15/2031	45,227
195,000	HCA, Inc., 3.500%, 9/01/2030	176,350
50,000	HCA, Inc., 5.500%, 6/01/2033	50,180
815,000	HCA, Inc., 5.600%, 4/01/2034	820,642
295,000	Solventum Corp., 5.900%, 4/30/2054(a)	294,274
		1,694,209
	Home Construction — 1.0%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	155,485
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	518,093
260,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	238,897
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,024,032
		1,936,507
	Hybrid ARMs — 0.0%
6,477	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.810%, 6.040%, 9/01/2036(b)	6,657
1,573	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.057%, 2/01/2037(b)	1,594
		8,251
	Independent Energy — 2.4%
995,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	810,917
1,280,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,272,376
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	255,358
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	324,120
385,000	EQT Corp., 3.625%, 5/15/2031(a)	338,842
80,000	EQT Corp., 5.000%, 1/15/2029	78,368
100,000	EQT Corp., 7.000%, 2/01/2030	106,245
200,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	207,122
130,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	137,761
120,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	133,574
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	466,748
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	43,828
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	59,836
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	430,954
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	98,760
		4,764,809
	Industrial Other — 0.3%
500,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	516,790
Principal Amount (‡)	Description	Value (†)

	Leisure — 0.8%
$280,000	Carnival Corp., 4.000%, 8/01/2028(a)	$260,818
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	73,009
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	78,972
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	246,620
400,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	423,274
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	232,275
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	186,473
		1,501,441
	Life Insurance — 2.1%
490,000	Athene Global Funding, 1.608%, 6/29/2026(a)	449,811
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	126,084
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,878,734
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,673,833
		4,128,462
	Local Authorities — 0.3%
1,010,000	New South Wales Treasury Corp., 3.000%, 3/20/2028, (AUD)	635,899
	Lodging — 0.2%
195,000	Marriott International, Inc., 5.300%, 5/15/2034	192,868
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	142,320
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	36,590
55,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	50,218
		421,996
	Media Entertainment — 1.4%
25,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	17,560
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	928,459
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	61,229
425,000	Netflix, Inc., 5.875%, 11/15/2028	441,799
645,000	Netflix, Inc., 6.375%, 5/15/2029	686,958
155,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	145,100
480,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	428,755
		2,709,860
	Metals & Mining — 3.0%
465,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	462,347
640,000	ArcelorMittal SA, 6.800%, 11/29/2032	684,434
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	191,753
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	336,672
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	878,705
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	551,124
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	254,046
550,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	568,353
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	685,943
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,433,324
		6,046,701
	Midstream — 3.3%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	174,626
810,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	736,216
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	71,381
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	86,902
270,000	Cheniere Energy, Inc., 5.650%, 4/15/2034(a)	271,928
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	206,706
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	49,858
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	130,875
588,000	Energy Transfer LP, 5.000%, 5/15/2044	518,904
370,000	Energy Transfer LP, 5.750%, 2/15/2033	375,863
150,000	Energy Transfer LP, 6.550%, 12/01/2033	161,024
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	149,131
45,000	MPLX LP, 5.000%, 3/01/2033	43,684
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	44,374

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$230,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	$211,069
380,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	348,199
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,051
420,000	Targa Resources Corp., 6.125%, 3/15/2033	438,174
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	157,462
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	67,010
150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	149,261
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	140,184
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	75,455
85,000	Western Midstream Operating LP, 4.050%, 2/01/2030	79,307
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	107,343
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	171,084
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	32,169
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	22,109
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	348,607
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	222,975
45,000	Williams Cos., Inc., 4.650%, 8/15/2032	43,367
930,000	Williams Cos., Inc., 5.150%, 3/15/2034	921,618
		6,560,916
	Natural Gas — 0.1%
115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	119,043
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
34,399	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	31,926
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 7.450%, 12/15/2038(a)(b)	89,046
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.750%, 12/15/2038(a)(b)	97,956
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 9.049%, 12/15/2038(a)(b)	60,015
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.557%, 8/15/2039(a)(b)	290,715
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	81,101
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	209,289
114,282	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.820%, 7/15/2038(a)(b)	114,303
127,996	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.140%, 7/15/2038(a)(b)	127,876
91,426	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.690%, 7/15/2038(a)(b)	91,311
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$105,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	$79,757
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	92,976
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	91,396
306,633	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.772%, 12/15/2047(a)(b)	281,513
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	100,060
223,925	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.890%, 11/15/2038(a)(b)	223,295
199,045	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.240%, 11/15/2038(a)(b)	198,420
99,522	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.440%, 11/15/2038(a)(b)	99,149
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 6.049%, 10/15/2046(b)	50,726
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.039%, 9/15/2049(b)	392,004
89,331	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	79,587
77,755	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.949%, 7/15/2046(b)	71,571
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	153,823
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	7,100
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.189%, 8/15/2046(b)	124,749
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	143,582
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	606,624
		3,989,870
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	70,119
	Other REITs — 0.2%
350,000	Extra Space Storage LP, 5.900%, 1/15/2031	362,110
	Paper — 0.1%
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	155,876
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	118,770
		274,646
	Pharmaceuticals — 1.3%
100,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	54,570
585,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	589,115
200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	194,608
980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	675,615
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	232,338
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	192,196

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$429,364
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	219,360
		2,587,166
	Property & Casualty Insurance — 0.3%
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	110,728
85,000	CNA Financial Corp., 5.125%, 2/15/2034	82,700
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	452,837
		646,265
	Retail REITs — 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	62,158
	Retailers — 1.4%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024	2,664,165
50,000	AutoNation, Inc., 3.850%, 3/01/2032	44,443
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	41,763
125,000	Tapestry, Inc., 3.050%, 3/15/2032	102,651
		2,853,022
	Sovereigns — 2.2%
400,000	Chile Government International Bonds, 3.500%, 1/31/2034	349,986
200,000	Chile Government International Bonds, 3.500%, 1/25/2050	145,585
200,000	Colombia Government International Bonds, 7.500%, 2/02/2034	204,280
400,000	Colombia Government International Bonds, 8.000%, 11/14/2035	419,931
200,000	Mexico Government International Bonds, 6.000%, 5/07/2036	200,411
200,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	202,698
200,000	Philippines Government International Bonds, 2.650%, 12/10/2045	132,529
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	417,751
200,000	Qatar Government International Bonds, 5.103%, 4/23/2048	194,260
570,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	567,480
1,030,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,022,594
316,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	320,222
156,000	Romania Government International Bonds, 7.125%, 1/17/2033	166,684
		4,344,411
	Technology — 6.6%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	41,969
165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	139,098
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	117,763
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	375,674
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	191,004
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	225,394
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	342,764
380,000	Broadcom, Inc., 4.150%, 11/15/2030	359,323
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	120,606
85,000	Broadcom, Inc., 4.300%, 11/15/2032	79,867
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	230,880
40,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	36,490
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,045,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	$918,695
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	124,430
125,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	48,280
295,000	CommScope, Inc., 4.750%, 9/01/2029(a)	213,102
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	46,582
715,000	Entegris, Inc., 4.750%, 4/15/2029(a)	685,224
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	973,760
765,000	Fiserv, Inc., 5.625%, 8/21/2033	781,511
115,000	Gartner, Inc., 3.625%, 6/15/2029(a)	104,119
185,000	Global Payments, Inc., 2.900%, 5/15/2030	160,655
235,000	Global Payments, Inc., 2.900%, 11/15/2031	197,212
130,000	Global Payments, Inc., 5.300%, 8/15/2029	129,380
280,000	Global Payments, Inc., 5.400%, 8/15/2032	277,692
375,000	Jabil, Inc., 3.600%, 1/15/2030	340,210
125,000	Leidos, Inc., 2.300%, 2/15/2031	103,321
55,000	Leidos, Inc., 4.375%, 5/15/2030	52,115
595,000	Leidos, Inc., 5.750%, 3/15/2033	609,969
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	215,979
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	5,182
475,000	Microchip Technology, Inc., 5.050%, 3/15/2029	475,071
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	45,915
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	117,214
295,000	Micron Technology, Inc., 5.300%, 1/15/2031	296,706
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	439,792
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,088,609
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	513,983
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	40,545
50,000	Oracle Corp., 2.950%, 4/01/2030	44,492
600,000	Oracle Corp., 3.950%, 3/25/2051	457,162
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	121,100
450,000	Trimble, Inc., 6.100%, 3/15/2033	470,109
460,000	VMware LLC, 2.200%, 8/15/2031	374,341
140,000	Western Digital Corp., 2.850%, 2/01/2029	121,806
310,000	Western Digital Corp., 4.750%, 2/15/2026	302,834
		13,157,929
	Transportation Services — 0.3%
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034(a)	623,785
	Treasuries — 16.5%
540,000	Australia Government Bonds, Series 152, 2.750%, 11/21/2028, (AUD)	338,992
6,775(f )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	1,319,751
175,689(g )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	940,601
1,740,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	959,444
10,425,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	937,838
20,790,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	875,068
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(h)	1,634,567
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(h)	6,056,528
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,489,695
11,110,000	U.S. Treasury Notes, 4.625%, 6/30/2025	11,069,639
7,200,000	U.S. Treasury Notes, 4.625%, 2/28/2026	7,194,094
		32,816,217
	Wireless — 1.7%
225,000	American Tower Corp., 5.450%, 2/15/2034	225,367
555,000	American Tower Corp., 5.900%, 11/15/2033	574,694
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	709,343
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	88,611

Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	$193,416
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	275,438
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,049,196
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	234,310
		3,350,375
	Wirelines — 0.0%
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	45,199
	Total Non-Convertible Bonds (Identified Cost $189,497,559)	179,604,516

Convertible Bonds — 1.5%
	Airlines — 0.1%
265,000	Southwest Airlines Co., 1.250%, 5/01/2025	268,180
	Cable Satellite — 0.4%
965,000	DISH Network Corp., 3.375%, 8/15/2026	600,712
180,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(i)	131,400
		732,112
	Consumer Cyclical Services — 0.0%
35,000	Uber Technologies, Inc., Zero Coupon, 0.980%–1.736%, 12/15/2025(i)	39,288
	Electric — 0.2%
490,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	468,930
	Healthcare — 0.2%
495,000	Teladoc Health, Inc., 1.250%, 6/01/2027	417,037
	Leisure — 0.1%
75,000	Carnival Corp., 5.750%, 12/01/2027	112,875
	Pharmaceuticals — 0.3%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	147,285
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	458,629
		605,914
	Retailers — 0.2%
150,000	Etsy, Inc., 0.125%, 9/01/2027	125,535
345,000	Etsy, Inc., 0.250%, 6/15/2028	271,688
		397,223
	Total Convertible Bonds (Identified Cost $3,588,377)	3,041,559

Municipals — 0.4%
	Virginia — 0.4%
805,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $797,137)	693,871
	Total Bonds and Notes (Identified Cost $193,883,073)	183,339,946

Collateralized Loan Obligations — 3.9%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.477%, 4/23/2034(a)(b)	387,332
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.279%, 7/20/2034(a)(b)	250,050
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 7/20/2031(a)(b)	600,020
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.110%, 7/18/2030(a)(b)	250,036
Principal Amount (‡)	Description	Value (†)

$250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 10/15/2034(a)(b)	$249,449
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 10/20/2034(a)(b)	270,039
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2034(a)(b)	250,026
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 1/15/2031(a)(b)	455,080
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	274,942
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 10/25/2031(a)(b)	250,038
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.287%, 11/22/2031(a)(b)	250,114
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.626%, 4/15/2034(a)(b)	254,982
250,000	Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, 3 mo. USD SOFR + 2.012%, 7.329%, 10/20/2029(a)(b)	250,180
289,421	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD SOFR + 1.232%, 6.556%, 4/25/2029(a)(b)	289,407
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD SOFR + 1.862%, 7.160%, 10/18/2031(a)(b)	250,052
239,544	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.596%, 7/25/2031(a)(b)	239,141
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.264%, 4/15/2035(a)(b)	528,375
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(b)	250,178
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.046%, 4/16/2031(a)(b)	300,104
260,711	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.541%, 7/19/2030(a)(b)	260,554
250,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.710%, 10/18/2034(a)(b)	250,265
85,095	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.379%, 7/20/2029(a)(b)	85,109
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2034(a)(b)	250,022
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.979%, 4/20/2034(a)(b)	356,697
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 8.479%, 4/20/2034(a)(b)	308,503
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2031(a)(b)	255,015
	Total Collateralized Loan Obligations (Identified Cost $7,600,710)	7,615,710

Shares	Description	Value (†)
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.7%
	Banking — 0.4%
562	Bank of America Corp., Series L, 7.250%	$670,882
120	Wells Fargo & Co., Series L, 7.500%	146,322
		817,204
	Midstream — 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	593,505
	Total Convertible Preferred Stocks (Identified Cost $1,394,108)	1,410,709
	Total Preferred Stocks (Identified Cost $1,394,108)	1,410,709

Principal Amount (‡)
Senior Loans — 0.6%
	Building Materials — 0.1%
$190,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(b)(j)	190,807
	Leisure — 0.1%
88,794	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(j)	88,813
78,989	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(j)	79,039
		167,852
	Lodging — 0.1%
230,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(b)(j)	230,359
	Technology — 0.2%
420,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(b)(j)	421,138
	Wireless — 0.1%
205,000	SBA Senior Finance II LLC, 2024 Term Loan B, 1/25/2031(k)	205,320
	Total Senior Loans (Identified Cost $1,210,124)	1,215,476

Shares	Description	Value (†)
Common Stocks— 0.2%
	Biotechnology — 0.1%
976	AbbVie, Inc.	$177,730
	Oil, Gas & Consumable Fuels — 0.1%
879	Diamondback Energy, Inc.	174,191
	Total Common Stocks (Identified Cost $273,009)	351,921

Principal Amount (‡)
Short-Term Investments — 2.1%
$2,260,422	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $2,261,301 on 4/01/2024 collateralized by $2,304,300 U.S. Treasury Note, 3.750% due 4/15/2026 valued at $2,305,631 including accrued interest(l)	2,260,422
500,000	U.S. Treasury Bills, 5.043%, 6/27/2024(m)	493,695
1,490,000	U.S. Treasury Bills, 5.262%, 5/09/2024(m)(n)	1,481,713
	Total Short-Term Investments (Identified Cost $4,236,053)	4,235,830
	Total Investments — 99.5% (Identified Cost $208,597,077)	198,169,592
	Other assets less liabilities — 0.5%	1,076,535
	Net Assets — 100.0%	$199,246,127

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$77,196,348 or 38.7% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	184	$20,254,741	$20,386,625	$131,884
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	110	22,515,898	22,493,281	(22,617)
CBOT U.S. Long Bond Futures	6/18/2024	236	28,397,030	28,423,250	26,220
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	93	11,838,157	11,997,000	158,843
Total					$294,330

At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	124	$13,339,875	$13,269,937	$69,938
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	368	42,035,123	42,176,250	(141,127)
Total					$(71,189)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$9,113,526	$3,323	$9,116,849
All Other Non-Convertible Bonds(a)	—	170,487,667	—	170,487,667
Total Non-Convertible Bonds	—	179,601,193	3,323	179,604,516
All Other Bonds and Notes(a)	—	3,735,430	—	3,735,430
Total Bonds and Notes	—	183,336,623	3,323	183,339,946
Collateralized Loan Obligations	—	7,615,710	—	7,615,710
Preferred Stocks(a)	1,410,709	—	—	1,410,709
Senior Loans(a)	—	1,215,476	—	1,215,476
Common Stocks(a)	351,921	—	—	351,921
Short-Term Investments	—	4,235,830	—	4,235,830
Total Investments	1,762,630	196,403,639	3,323	198,169,592
Futures Contracts (unrealized appreciation)	386,885	—	—	386,885
Total	$2,149,515	$196,403,639	$3,323	$198,556,477

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(163,744)	$ —	$ —	$(163,744)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,330	$ —	$ —	$(7)	$ —	$ —	$ —	$ —	$3,323	$(7)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2024, the Fund used futures contracts for hedging and duration management.

The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$386,885

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(163,744)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	16.5%
Banking	9.7
Technology	6.8
ABS Car Loan	4.7
ABS Home Equity	4.6
Finance Companies	4.4
ABS Other	3.8
Midstream	3.6
Metals & Mining	3.0
Cable Satellite	2.6
Independent Energy	2.4
Sovereigns	2.2
Life Insurance	2.1
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	25.1
Collateralized Loan Obligations	3.9
Short-Term Investments	2.1
Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5
Net Assets	100.0%